SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
For the Alternative Strategies Fund
(the "Fund")

Effective April 1, 2015, the Annual Fund Operating Expenses and Example of Expenses tables in the prospectus are replaced with the following tables.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	1.70%	1.70%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	1.34%	1.34%
Dividend and Interest Expense on Short Positions and Borrowings	0.58%	0.58%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	3.74%	4.49%
Fee Waivers	0.91%	0.91%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.83%	3.58%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.22% for Class A and 2.97% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$845	$461	$361
3 Years	$1,574	$1,276	$1,276
5 Years	$2,322	$2,201	$2,201
10 Years	$4,276	$4,554	$4,554
March 31, 2015	0453367/P3367

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
For the Alternative Strategies Fund
(the "Fund")

Effective April 1, 2015, the Annual Fund Operating Expenses and Example of Expenses tables in the prospectus are replaced with the following tables.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	1.18%
Dividend and Interest Expense on Short Positions and Borrowings	0.58%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	3.58%
Fee Waivers	0.90%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.68%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 2.07% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$271
3 Years	$1,014
5 Years	$1,778
10 Years	$3,786
March 31, 2015	0453775/P3775

SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS
For the Alternative Strategies Fund
(the "Fund")

Effective April 1, 2015, the Annual Fund Operating Expenses and Example of Expenses tables in the prospectus are replaced with the following tables.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.91%
Dividend and Interest Expense on Short Positions and Borrowings	0.58%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	3.31%
Fee Waivers	0.73%
Total Annual Fund Operating Expenses After Fee Waiver[2]	2.58%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.97% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, expenses from dividend and interest on short positions, and extraordinary expenses are excluded from the cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a sub-adviser of the Fund, will be included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$261
3 Years	$951
5 Years	$1,664
10 Years	$3,554
March 31, 2015	0453176/P3176

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS

Wells Fargo Advantage Alternative Strategies Fund

  (the “Fund”)

Effective April 1, 2015, the advisory fees and sub-advisory fees for the Fund are as follows.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of the Fund's average daily net assets:

Fund	Fee
Alternative Strategies Fund	First $500 Million	1.700%
	Next $500 Million	1.675%
	Next $1 Billion	1.650%
	Next $2 Billion	1.625%
	Over $4 Billion	1.600%

For providing investment sub-advisory services to the Fund, Rock Creek is entitled to receive monthly fees at the annual rates indicated below of the Fund's average daily net assets:

Fund	Fee
Alternative Strategies Fund	First $1.5 Billion	0.60%
	Over $1.5 Billion	0.55%

March 31, 2015